Income Taxes, Social Contribution and Other Taxes (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets	R$ 1,447,319	R$ 831,698	R$ 687,362
Deferred tax liabilities	(382,874)	(206,860)
Deferred tax liabilities	382,874	206,860
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		21
Deferred tax liabilities
Deferred tax liabilities
Net Operating Losses [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets		3,107
Deferred tax liabilities
Deferred tax liabilities
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	131,854	116,078
Deferred tax liabilities	(120,365)	105,465
Deferred tax liabilities	120,365	(105,465)
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	1,100,448	561,442
Deferred tax liabilities	(98,816)	(89,117)
Deferred tax liabilities	98,816	89,117
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	66,770	9,974
Deferred tax liabilities	(163,693)	(12,278)
Deferred tax liabilities	163,693	12,278
Provisions [Member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	148,247	141,076
Deferred tax liabilities
Deferred tax liabilities